Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 1		$ 2,229
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 2		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 3		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 4		2,229
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 5		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 6		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 7		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 8		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 9		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 10		878,380
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 11		878,380
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 12		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 13		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 14		368,628
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 15		368,628
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 16		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 17		0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 18		368,628
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 19		368,628
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 1			2,229
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 2			0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 3			0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 4			2,229
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 5			0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 6			0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 7			1,091,571
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 8			1,091,571
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 9			0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 10			0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 11			2,267,518
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 12			2,267,518
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 1	2,229
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 2	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 3	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 4	2,229
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 5	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 6	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 7	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 8	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 9	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 10	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 11	903,785
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 12	903,785
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 13	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 14	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 15	389,452
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 16	389,452
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 17	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 18	0
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 19	389,452
Fair Value Measurements Assets And Liabilities Measured At Fair Value On A Recurring Basis 20	$ 389,452